Unaudited Consolidated Statements of Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Income Statement [Abstract]
Voyage revenues (notes 6 and 10a)	$ 148,935	$ 149,655	$ 437,027	$ 452,459
Voyage expenses	(3,950)	(4,961)	(11,596)	(16,759)
Vessel operating expenses	(30,642)	(27,321)	(85,153)	(80,879)
Time-charter hire expenses	(5,980)	(5,336)	(17,270)	(14,007)
Depreciation and amortization	(32,601)	(34,248)	(96,869)	(103,712)
General and administrative expenses	(6,165)	(5,393)	(20,215)	(17,692)
Write-down of vessels (note 15)	0	(785)	(45,000)	(785)
Restructuring charges (note 14)	0	0	0	(2,976)
Income (loss) from vessel operations	69,597	71,611	160,924	215,649
Equity income (notes 7 and 10a)	24,346	21,296	56,874	28,612
Interest expense	(30,528)	(40,574)	(102,375)	(123,809)
Interest income (note 7)	1,406	1,025	5,473	3,063
Realized and unrealized loss on non-designated derivative instruments (note 11)	(1,327)	(3,270)	(30,314)	(17,713)
Foreign currency exchange (loss) gain (notes 8 and 11)	(7,853)	2,879	(14,738)	(5,095)
Other expense (note 3b)	(14,149)	(1,828)	(15,189)	(2,064)
Net income before income tax expense	41,492	51,139	60,655	98,643
Income tax expense (note 9)	(1,420)	(788)	(2,128)	(5,115)
Net income	40,072	50,351	58,527	93,528
Non-controlling interest in net (loss) income	(203)	2,983	6,312	8,108
Preferred unitholders' interest in comprehensive income	6,425	6,426	19,275	19,276
General partner's interest in net income	595	820	519	1,324
Limited partners’ interest in net income	$ 33,255	$ 40,122	$ 32,421	$ 64,820
Limited partners’ interest in net income per common unit (note 13):
Basic (usd per unit)	$ 0.38	$ 0.51	$ 0.40	$ 0.83
Diluted (usd per unit)	$ 0.38	$ 0.51	$ 0.39	$ 0.83
Weighted-average number of common units outstanding (note 13):
Basic (units)	86,951,234	78,012,514	82,010,753	78,402,239
Diluted (units)	87,041,046	78,106,770	82,109,826	78,488,331